CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 HKD	Dec. 31, 2011 Class A ordinary shares USD ($)	Dec. 31, 2010 Class A ordinary shares USD ($)	Dec. 31, 2011 Class B ordinary shares USD ($)	Dec. 31, 2010 Class B ordinary shares USD ($)
Ordinary shares	$ 10,032		$ 9,764		$ 6,908	$ 6,517	$ 3,124	$ 3,247
Accounts receivable, allowance	$ 9,217		$ 7,277
Ordinary shares, par value		1		1
Ordinary shares, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued	78,150,568	78,150,568	76,065,755	76,065,755	53,813,918	50,767,426	24,336,650	25,298,329
Ordinary shares, shares outstanding	78,150,568	78,150,568	76,065,755	76,065,755	53,813,918	50,767,426	24,336,650	25,298,329